Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Loans Receivable, Property Types	The following property types represent the underlying real estate collateral for the Account's mezzanine loans (in millions):

	December 31, 2021			December 31, 2020
	Principal Outstanding	Fair Value	% of Fair Value	Principal Outstanding	Fair Value	% of Fair Value
Office(1)	$862.4	$853.4	57.2%	$794.5	$778.4	49.9%
Apartments(1)	253.3	252.0	16.9%	262.2	259.7	16.6%
Industrial	161.4	161.3	10.8%	194.3	194.3	12.4%
Storage	—	—	—%	82.0	73.8	4.7%
Hotel	125.3	125.3	8.4%	135.3	129.9	8.3%
Retail	101.7	100.6	6.7%	128.6	126.5	8.1%
	$1,504.1	$1,492.6	100.0%	$1,596.9	$1,562.6	100.0%
(1) Includes loans receivable with related parties.

Schedule of Fair Value and Risk Ratings	The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2021, listed in order of the strength of the risk rating (from strongest to weakest):

	December 31, 2021			December 31, 2020
	Number of Loans	Fair Value	% of Fair Value	Number of Loans	Fair Value	% of Fair Value
AA	1	62.6	4.2%	—	—	—%
A	4	248.5	16.6%	—	—	—%
BBB	6	374.7	25.1%	1	69.6	4.5%
BB	10	437.8	29.3%	10	444.6	28.5%
B	5	144.3	9.7%	11	758.2	48.5%
C	2	154.8	10.4%	2	147.0	9.4%
D	—	—	—%	1	73.8	4.7%
NR(1)	3	69.9	4.7%	2	69.4	4.4%
	31	$1,492.6	100.0%	27	$1,562.6	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2021 and 2020, this is comprised of three loans with related parties. The loans are collateralized by equity interests in real estate investments.